Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 521,609	$ 520,886
Accumulated amortization	306,646	257,140
Amortized cost	214,963	263,746
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	254,798	254,668
Accumulated amortization	140,233	119,598
Expected useful lives, years	10 years
Customer Relations [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	201,809	201,346
Accumulated amortization	137,356	115,352
Expected useful lives, years	6 years
Trademarks And Other [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	65,002	64,872
Accumulated amortization	$ 29,057	$ 22,190
Expected useful lives, years	11 years